RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Receivables from governments	$ 61.0	$ 78.5
Deferred consideration from the sale of Sadiola	1.2	1.2
Other receivables	5.6	4.5
Total receivables	67.8	84.2
Prepaid expenses	10.6	13.4
Hedge derivatives	7.3	21.3
Non-hedge derivatives	0.0	9.1
Receivables and other current assets	$ 85.7	$ 128.0